TAXATION (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
TAXATION
TAXATION
21.	TAXATION
The subsidiaries of the Group incorporated in Cayman Islands and British Virgin Islands (“BVI”) are not subject to tax on income or capital gain. In addition, payments of dividends by the Group to its shareholders are not subject to withholding tax in Cayman Islands.
The subsidiaries of the Group incorporated in other countries are subject to income tax pursuant to the rules and regulations of their respective countries of incorporation.
The provisions for income taxes for the six months ended June 30, 2022 and 2023 are summarized as follows:

	Periods ended June 30,
In thousands of USD	2022	2023
Current income tax expenses	6,132	939
Deferred income tax expenses / (benefit)	1,843	(3,746)
Total	7,975	(2,807)
Taxes on profits or losses for the interim period are accrued using the tax rates that would be applicable to expected total annual assessable profit or loss. The effective tax rate for the six months ended June 30, 2022 and 2023 was (46.3%) and 5.3%, respectively.
Deferred tax assets / (liabilities) as of December 31, 2022 and June 30, 2023 comprise of the following:

In thousands of USD	At December 31, 2022	At June 30, 2023
Deferred tax assets
Net operating losses	4,324	3,752
Share-base payments	2,672	3,075
Deferred revenue	—	1,796
Property, plant and equipment, intangible assets and right-of-use assets	533	545
In thousands of USD	At December 31, 2022	At June 30, 2023
Total deferred tax assets	7,529	9,168
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(2,672)	(4,952)
Deferred tax assets	4,857	4,216
Deferred tax liabilities
Property, plant and equipment	(14,298)	(12,191)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	2,672	4,952
Deferred tax liabilities	(11,626)	(7,239)
Net deferred tax liabilities	(6,769)	(3,023)
The movements in the net deferred tax liabilities during the six months ended June 30, 2022 and 2023 are as follows:

In thousands of USD	January 1, 2022	Recognized in profit or loss	June 30, 2022
Tax losses carried forward	4,362	(2,835)	1,527
Share-based payments	—	2,111	2,111
Property, plant and equipment	(7,287)	(1,119)	(8,406)
Net deferred tax liabilities	(2,925)	(1,843)	(4,768)

In thousands of USD	January 1, 2023	Recognized in profit or loss	June 30, 2023
Tax losses carried forward	4,324	(572)	3,752
Share-based payments	2,672	403	3,075
Deferred revenue	—	1,796	1,796
Property, plant and equipment, intangible assets and right-of-use assets	(13,765)	2,119	(11,646)
Net deferred tax liabilities	(6,769)	3,746	(3,023)
The Group has not recognized deductible temporary differences and a portion of the tax loss carryforward because the criteria for recognition (i.e. the probability of future taxable profits) were not met. The amount of such unused tax losses will expire as follows:

Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
Singapore	3,300	Indefinitely
Hong Kong	4,661	Indefinitely
United States	70,558	Indefinitely
Norway	17,704	Indefinitely
Total	96,223

19.	TAXATION
The subsidiaries of the Group incorporated in the Cayman Islands and British Virgin Islands (“BVI”) are not subject to tax on income or capital gain. In addition, payments of dividends by the Group to its shareholders are not subject to withholding tax in the Cayman Islands.
The subsidiaries of the Group incorporated in other countries are subject to income tax pursuant to the rules and regulations of their respective countries of incorporation.
The provisions for income taxes for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

	Years ended December 31,
In thousands of USD	2020	2021	2022
Current income tax expenses	52	13,125	(8,244)
Deferred income tax (benefit) / expenses	(8,013)	35,121	3,844
Total	(7,961)	48,246	(4,400)
The reconciliation between the income tax benefit / (expenses) calculated by applying the applicable tax rate of 17% to the profit / (loss) before income tax and the net income tax benefit / (expenses) as shown in the statements of operations and comprehensive income / (loss) for the years ended December 31, 2020, 2021 and 2022 is as follows.

	Years ended December 31,
	2020	2021	2022
Statutory income tax rate	17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose	(0.35)%	11.99%	(22.71)%
Effect of income tax difference under different tax jurisdictions	2.55%	5.64%	(4.03)%
Effect of tax losses not recognized in deferred tax assets	(7.39)%	0.63%	0.75%
Prior year true-ups	—	2.11%	16.05%
Effect of non-taxable income	0.50%	(0.60)%	—
Others	0.17%	0.09%	(0.27)%
Total	12.48%	36.86%	6.79%
Deferred tax assets / (liabilities) as of December 31, 2021 and 2022 comprise the following:

	At December 31,
In thousands of USD	2021	2022
Deferred tax assets
Net operating losses	4,362	4,324
Share-based payments	—	2,672
Property, plant and equipment and intangible assets	260	533
Total deferred tax assets	4,622	7,529
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	—	(2,672)
Deferred tax assets	4,622	4,857
Deferred tax liabilities
Property, plant and equipment	(7,547)	(14,298)
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	—	2,672
Deferred tax liabilities	(7,547)	(11,626)
Net deferred tax assets / (liabilities)	(2,925)	(6,769)
The movements in the net deferred tax assets during the years ended December 31, 2020, 2021 and 2022 are as follows:

In thousands of USD	January 1, 2020	Recognized in profit or loss	Charged to invested capital(1)	December 31, 2020
Tax losses carried forward	19,292	2,015	2,285	23,592
Accrued expenses	704	—	—	704
Property, plant and equipment	(192)	5,998	—	5,806
Net deferred tax assets	19,804	8,013	2,285	30,102

In thousands of USD	January 1, 2021	Recognized in profit or loss	Charged to invested capital(1)	December 31, 2021
Tax losses carried forward	23,592	(21,324)	2,094	4,362
Accrued expenses	704	(704)	—	—
Property, plant and equipment	5,806	(13,093)	—	(7,287)
Net deferred tax assets / (liabilities)	30,102	(35,121)	2,094	(2,925)
In thousands of USD	January 1, 2022	Recognized in profit or loss	Charged to invested capital(1)	December 31, 2022
Tax losses carried forward	4,362	(38)	—	4,324
Share-based payments	—	2,672	—	2,672
Property, plant and equipment	(7,287)	(6,478)	—	(13,765)
Net deferred tax liabilities	(2,925)	(3,844)	—	(6,769)

(1)
Deferred tax assets charged to invested capital is due to the Group recognizing deferred tax assets related to tax losses carried forward based on the tax losses available to the individual legal entities within the Group during the Carve-out Period, which creates differences between the income tax benefit or expense determined based on the operation results of the Bitdeer Business.

The Group has not recognized deductible temporary differences and a portion of the tax loss carryforward because the criteria for recognition (i.e., the probability of future taxable profits) were not met. The amount of such unused tax losses will expire as follows:
Tax Jurisdiction	Amount in thousands of USD	Earliest year of expiration if not utilized
Singapore	3,555	Indefinitely
Hong Kong	4,694	Indefinitely
United States	88,438	Indefinitely
Total	96,687